Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000110325 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.55%	8.76%	2.39%
C000110341 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.31%	5.95%	1.68%
S And P Developed ex US Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex US Broad Market Index
Average Annual Return, Percent	11.78%	10.83%	5.29%
S And P Emerging Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Emerging Broad Market Index
Average Annual Return, Percent	9.49%	7.67%	3.83%
Dow Jones Asia Pacific Select Dividend 50 IndexTM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Asia/Pacific Select Dividend 50 IndexTM
Average Annual Return, Percent	5.99%	9.05%	2.71%
Dow Jones Emerging Markets Select Dividend IndexTM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Emerging Markets Select Dividend IndexTM
Average Annual Return, Percent	9.70%	5.55%	1.61%